Debt and Credit Facilities - Short-term Debt (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Disclosure of borrowing costs [Abstract]
Commercial paper	CAD 200,000,000	CAD 200,000,000
Commercial paper, maximum authorized amount	CAD 1,000,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate, weighted average	1.40%	0.93%